Per Share Amounts	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Per Share Amounts

10. PER SHARE AMOUNTS

A) Net Earnings (Loss) Per Share – Basic and Diluted

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Earnings (Loss) From:
Continuing Operations	(410)	2,558	(1,324)	2,769
Discontinued Operations	(8)	59	252	59
Net Earnings (Loss)	(418)	2,617	(1,072)	2,828

Basic - Weighted Average Number of Shares (millions)	1,228.8	1,113.3	1,228.8	974.1
Dilutive Effect of Cenovus NSRs (1)	0.5	-	0.2	-
Diluted - Weighted Average Number of Shares	1,229.3	1,113.3	1,229.0	974.1

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	(0.33)	2.30	(1.08)	2.84
Discontinued Operations	(0.01)	0.05	0.21	0.06
Net Earnings (Loss) Per Share	(0.34)	2.35	(0.87)	2.90
(1)	Net settlement rights (“NSRs”).

B) Dividends Per Share

For the six months ended June 30, 2018, the Company paid dividends of $122 million or $0.10 per share (six months ended June 30, 2017 – $102 million or $0.10 per share).